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                                    FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2005

            Check here if Amendment [ ]; Amendment Number:
                                                           ---------

                        This Amendment (Check only one.):

                              [ ] is a restatement.

                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC
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Address: 2100 McKinney Avenue, Suite 700
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         Dallas, Texas  75201
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Form 13F File Number: 28-11321
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 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report isauthorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered
                          integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Raymond
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Title:   Member
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Phone:   (214) 661-8112
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Signature, Place, and Date of Signing:

/s/ Robert J. Raymond
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(Signature)

Dallas, Texas
-------------------------------------------------------------------------------
City, State)

1/20/06
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(Date)

Report Type (Check only one.):

     [X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:

  0
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Form 13F Information Table Entry Total:

  29
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Form 13F Information Table Value Total:

$239,314 (thousands)
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List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


None
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
                                                     FORM 13F INFORMATION TABLE

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                                                                                                                         COLUMN 8
COLUMN 1                             COLUMN 2     COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7   VOTING AUTHORITY
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NAME OF                              TITLE OF                   VALUE     SHRS OR   SH/  PUT/ INVESTMENT  OTHER
 ISSUER                               CLASS         CUSIP      [x$1000]   PRN AMT   PRN  CALL DISCRETION MANAGERS SOLE  SHARED  NONE
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
Copano Energy LLC                 Common Stock     217202100   42,277    1,082,646   SH          SOLE               X
Genesis Energy LP                 Common Stock     371927104    4,076      349,900   SH          SOLE               X
Enterprise GP Holdings LP         Common Stock     293716106    2,995       79,400   SH          SOLE               X
Global Partners LP                Common Stock     37946R109       10          528   SH          SOLE               X
Magellan Midstream Partners LP    Common Stock     559080106    7,027      218,030   SH          SOLE               X
Plains All American Pipeline LP   Common Stock     726503105   53,788    1,359,313   SH          SOLE               X
Valero LP                         Common Stock     91913W104    8,176      157,953   SH          SOLE               X
DCP Midstream Partners LP         Common Stock     23311P100    7,514      306,700   SH          SOLE               X
Kinder Morgan Mgmt LLC            Common Stock     49455U100   10,294      226,443   SH          SOLE               X
Kinder Morgan Inc. Kans           Common Stock     49455P101    1,979       21,519   SH          SOLE               X
Kinder Morgan Energy Partners LP  Common Stock     494550106      349        7,300   SH          SOLE               X
Crosstex Energy LP                Common Stock     22765U102    6,036      177,107   SH          SOLE               X
Energy Transfer Partners LP       Common Stock     29273R109   20,456      597,428   SH          SOLE               X
Holly Energy Partners LP          Common Stock     435763107    4,464      121,000   SH          SOLE               X
Inergy LP                         Common Stock     456615103   18,706      721,402   SH          SOLE               X
Inergy Holdings, LP               Common Stock     45661Q107    2,020       56,070   SH          SOLE               X
K-Sea Transn Partners LP          Common Stock     48268Y101    6,543      187,220   SH          SOLE               X
Teekay Lng Partners LP            Common Stock     Y8564M105    1,037       35,000   SH          SOLE               X
Markwest Energy Partners LP       Common Stock     570759100   19,156      412,491   SH          SOLE               X
Markwest Hydrocarbon Inc.         Common Stock     570762104      909       41,300   SH          SOLE               X
US Shipping Partners LP           Common Stock     903417103    9,711      441,800   SH          SOLE               X
Williams Partners LP              Common Stock     96950F104      467       15,000   SH          SOLE               X
Contango Oil & Gas Co. New        Common Stock     21075N204    3,340      292,000   SH          SOLE               X
Contago Oil & Gas Co. Series D    Preferred Stock  21075N998    1,000          200   SH          SOLE               X
Preferred
Hornbeck Offshore Svcs Inc. New   Common Stock     440543106      157        4,800   SH          SOLE               X
Tidewater Inc.                    Common Stock     886423102    3,335       75,000   SH          SOLE               X
Compugen Limited                  Common Stock     M25722105      703      164,969   SH          SOLE               X
Genitope Corp                     Common Stock     37229P507    1,113      140,000   SH          SOLE               X
Westside Energy Corp              Common Stock     96149R100    1,676      478,750   SH          SOLE               X
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